FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Schedule of Credit Risk) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets:
Cash and cash equivalents	$ 10,436	$ 4,255	$ 10,587	$ 12,990
Trade receivables	2,476	358
Total assets	38,906	63,925
Credit risk [member]
Assets:
Cash and cash equivalents	10,436	4,255
Short-term bank deposits	9,126	38,739
Trade receivables	2,476	358
Other receivables	1,478	830
Total assets	$ 23,516	$ 44,182